Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Principles of consolidation

Principles of consolidation

The accompanying consolidated financial statements of AVG Technologies N.V. and its wholly-owned subsidiaries are prepared in conformity with generally accepted accounting principles in the United States of America (“U.S. GAAP”). Subsidiaries are defined as being those companies over which AVG Technologies N.V. has control through a majority of voting rights to exercise control or to obtain the majority of the benefits and be exposed to majority of the risk. Subsidiaries are consolidated from the date on which control is obtained until the date that such control ceases. All intercompany accounts and transactions have been eliminated in consolidation.

Investment in equity affiliate

Investment in equity affiliate

Investments in the common shares of companies, in which the Company believes it exercises significant influence over operating and financial policies, are accounted for using the equity method. Under this method the investment is carried at cost, and is adjusted to recognize the investor’s share of the earnings or losses of the investee after the date of acquisition and is adjusted for impairment whenever it is determined that a decline in fair value below the cost basis is other than temporary. The amount of the adjustment is included in the determination of net income by the Company and such amount reflects adjustments similar to those made in preparing consolidated financial statements including adjustments to eliminate intercompany gains and losses, and to amortize, if appropriate, any differences between the Company’s cost and underlying equity in net assets of the investee as of the date of acquisition.

Use of estimates

Use of estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Estimates are based upon historical factors, current circumstances and the experience and judgment of management. Management evaluates its assumptions and estimates on an ongoing basis. Actual results could differ from those estimates.

Concentrations of credit risk

Concentrations of credit risk

A significant portion of the Company’s revenue and net income is derived from international sales and resellers and distributors. Fluctuations of the U.S. dollar against other currencies, changes in local regulatory or economic conditions, piracy, or non-performance by resellers or distributors could adversely affect operating results.

The majority of platform-derived revenue from the Company’s dynamic secure search was generated through agreements with search engine companies. The Company’s revenue generated by Google accounted for 44% of the Company’s total revenue in 2012 (28% in 2011). Changes in local regulatory or economic conditions, piracy, or non-performance of Google could adversely affect operating results.

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents and trade accounts receivable. The Company places its cash and cash equivalents, consisting mostly of deposits, with high credit qualified financial institutions. The Company performs periodic evaluations of the relative credit standing of those financial institutions. The credit risk in trade accounts receivable is substantially mitigated by the Company’s credit evaluation process, reasonably short collection terms, and the geographical dispersion of sales transactions. The Company does not obtain rights to collateral to reduce its credit risk.

Foreign currency

Foreign currency

The reporting currency of the Company is the U.S. dollar. The functional currency of AVG Technologies N.V. is the U.S. dollar as it is the currency of the primary economic environment in which its operations are conducted. The functional currency of the Company’s subsidiaries is generally the local currency of such entity. Transactions in currencies other than the functional currency of the Company are recorded at the rates of exchange prevailing at the date of the transaction. Monetary assets and liabilities in currencies other than the operation’s functional currency are remeasured at rates of exchange prevailing at the balance sheet date to the operation’s functional currency. Foreign currency transaction gains and losses are included in other income (expense), net, in the consolidated statements of comprehensive income.

Upon consolidation, the results of operations of subsidiaries, whose functional currency is other than the reporting currency of the Company, the U.S. dollar, are translated at the average exchange rate for the period. Assets and liabilities, excluding equity account balances which are translated at historical rates, are translated at period end exchange rates.

The translation adjustments resulting from this process are included as a component of accumulated other comprehensive income (loss). In the event of liquidation of a foreign subsidiary, the accumulated translation adjustment attributable to that foreign subsidiary is reclassified from accumulated other comprehensive income (loss) and included in other income (expense), net.

Revenue recognition

Revenue recognition

The Company’s revenue, which is presented net of sales taxes and any other similar assessments, is derived from the following sources: (i) subscription revenue, which principally consists of revenue from term-based and perpetual software license agreements, bundled with maintenance and support and (ii) platform-derived revenues.

The Company applies software revenue recognition guidance to all transactions except those where no software is involved. The Company markets and distributes its software products both as stand-alone products and as integrated product suites. The Company recognizes its software revenue when (i) persuasive evidence of an arrangement exists, (ii) delivery has occurred or services have been rendered, (iii) fees are fixed or determinable and (iv) collectability is probable. If the Company determines that any one of the four criteria is not met, the Company defers recognition of revenue until all the criteria are met.

Persuasive evidence is a binding purchase order or license agreement. Delivery generally occurs upon delivery of a license key. If a significant portion of a fee is due after the Company’s normal payment terms of typically up to 90 days, the Company recognizes revenue as the fees become due. If the Company determines that collection of a fee is not reasonably assured, the Company defers the fees and recognizes revenue upon cash receipt, provided all other revenue recognition criteria are met.

Subscription revenues

The Company sells term-based software licenses through direct sales to customers and indirect sales with partners, distributors and resellers. The term-based license agreements include free maintenance and support services (including the right to receive unspecified upgrades/enhancements of the Company’s products on a when-and-if-available basis), for which vendor-specific objective evidence (“VSOE”) of the fair value of undelivered elements does not exist. These arrangements are offered to customers over a specified period of time, and the Company recognizes all revenue from the arrangement ratably over the license term, which coincides with the maintenance and support service period.

The Company also sells perpetual software licenses primarily through indirect sales with partners, distributors and resellers and, to a lesser extent, through direct sales to customers. The perpetual license agreements include free maintenance and support services (which include the right to bug fixes, but exclude the right to receive unspecified upgrades/enhancements of the Company’s product on a when-and-if-available basis), for which VSOE of the fair value of undelivered elements does not exist. The Company recognizes all revenue from arrangements ratably over the expected term for providing maintenance and support services.

The Company initiates revenue recognition from the indirect sales channel upon sell-through by the distributor or reseller. For licensing of the Company’s software to partners, revenue is recognized when the partner reports the sale of the software products to an end-user, generally on a monthly basis. These arrangements are generally offered to distributors, resellers and partners over a specified period of time, and the Company recognizes the related revenue ratably over the license term, which coincides with the maintenance and support period.

Deferred revenue consists principally of the unamortized balance of arrangements which include term-based and perpetual software license agreements, bundled with maintenance and support.

The Company reduces revenue for estimates of sales incentives and sales returns. On occasion, the Company offers additional channel rebates and end-user rebates for specified products for a limited period. The Company estimates reserves for channel rebates based on distributors’ and resellers’ actual performance against the terms and conditions of the rebate programs. The reserves for end-user rebates are estimated based on the terms and conditions of the promotional program, actual sales during the promotion, the number of actual redemptions received, historical redemption trends by product and by type of promotional program, and the value of the rebate. Additionally, end users may return the Company’s products, subject to varying limitations, through distributors and resellers or to the Company directly for a refund within a reasonably short period from the date of purchase. The Company estimates and records reserves for sales returns based on historical experience.

Platform-derived revenues

Platform-derived revenues are principally generated from third party Internet search engines rather than through direct contracts with advertisers. The third parties are obligated to pay the Company a portion of the revenue they earn from advertisers as compensation for the Company’s display of advertisements to end users on its Internet properties. Amounts earned from such third parties are reflected as revenue in the period in which such advertising services are provided.

To a lesser extent, Platform-derived revenues consist of fees earned through collaborative arrangements with third parties, whereby the Company incorporates content or functionality of the third party into the Company’s product offerings. Fees earned in a period are generally based on the number of active clients with the installed third party content or functionality multiplied by the applicable client fee.

Each contract is evaluated to determine whether the Company is the primary obligor in the arrangement. When the Company concludes that it is not the primary obligor, revenues are recognized on a net basis.

Cost of revenue

Cost of revenue

The cost of revenue related to subscription revenues primarily consists of customer support, costs of electronic downloads, amortization of purchased technology and costs of packaging.

The cost of revenue related to platform-derived revenues primarily consists of fees paid to third parties that distribute the Company’s search solutions.

Cash and cash equivalents

Cash and cash equivalents

The Company considers all highly liquid investments with an original maturity of three months or less to be cash equivalents. Cash equivalents are stated at cost, which approximates fair value. Cash and cash equivalents exclude restricted cash.

Trade accounts receivable

Trade accounts receivable

Trade accounts receivable are amounts due from customers for products and licenses sold in the ordinary course of business. The Company maintains an allowance for doubtful accounts to reserve for potentially uncollectible trade receivables. Additions to the allowance for doubtful accounts are recorded as general and administrative expenses. The Company reviews its trade receivables to identify specific customers with known disputes or collectability issues. In addition, the Company maintains an allowance for all other receivables not included in the specific reserve by applying specific rates of projected uncollectible receivables to the various aging categories. In determining these percentages, the Company analyzes its historical collection experience, customer credit-worthiness, current economic trends and changes in customer payment terms.

Derivative instruments and hedging activities

Derivative instruments and hedging activities

The Company periodically enters into foreign currency option contracts to reduce the risks associated with changes in foreign currency exchange rates. The Company recognizes all derivatives on the balance sheet at fair value. The foreign currency contracts do not meet the requirements for hedge accounting.

Inventories

Inventories

Inventories primarily consist of finished goods and are stated at the lower of cost or market. Cost is determined using the first-in, first-out method. Adjustments to reduce the cost of inventory to its net realizable value are made, if required, for estimated excess, obsolescence or impaired balances.

Property and equipment

Property and equipment

Property, equipment and leasehold improvements are stated at cost, net of accumulated depreciation and amortization. Depreciation is computed on a straight-line basis over the estimated useful lives to their residual value of the related assets, generally as follows:

•	computer equipment - two to four years;

•	office furniture and equipment - two to five years;

•	vehicles - four to five years; and

•	leasehold improvements - the shorter of the lease term or the estimated useful life of the asset.

Repairs and maintenance expenditures, which are not considered improvements and do not extend the useful life of property and equipment, are expensed as incurred.

Property and equipment are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by comparing the carrying amount of the assets to the future undiscounted cash flows expected to be generated by the assets. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets.

Leased assets

Leased assets

The Company has various operating leases for its buildings and equipment. Leases that do not transfer substantially all of the benefits and risks of ownership to the lessee or meet any of the other criteria for capitalization are classified as operating leases. For these leases, lease payments are recognized as expense on a straight-line basis over the lease term. The Company does not have any leases classified as a capital lease.

Dividends	Dividends Dividends are declared in accordance with the relevant laws and regulations applicable to AVG Technologies N.V. and are recognized when they become legally payable.
Business combinations

Business combinations

The Company uses the acquisition method of accounting under the authoritative guidance on business combinations.

The acquired company’s operating results are included in the Company’s consolidated financial statements starting on the date of acquisition. The purchase price is equivalent to the fair value of the consideration transferred and liabilities incurred, including liabilities related to contingent consideration. Changes in fair value of contingent consideration subsequent to the acquisition date are recognized in the consolidated statements of comprehensive income in the period in which they occur.

Tangible and identifiable intangible assets acquired and liabilities assumed as of the date of acquisition are recorded at the acquisition date fair value. Goodwill is recognized for the excess of purchase price over the net fair value of assets acquired and liabilities assumed. When the fair value of net assets acquired exceeds the fair value of consideration transferred plus any non-controlling interest in the acquiree, the excess is recognized as a gain.

Amounts allocated to assets and liabilities are based upon fair values. The determination of such fair values requires management to make significant estimates and assumptions, especially with respect to the identifiable intangible assets. Those estimates are based upon assumptions believed to be reasonable and that of a market participant and are based on historical experience and information obtained from the management of the acquired companies. The separately identifiable intangible assets primarily consist of developed technology and customer relationships. The Company estimates the fair value of deferred revenue related to product support assumed in connection with acquisitions. The estimated fair value of deferred revenue is determined by estimating the costs related to fulfilling the obligations plus a normal profit margin. The estimated costs to fulfill the support contracts are based on the historical direct costs related to providing the support.

When pre-acquisition contingencies are identified, the Company estimates the fair value of such contingencies, which are included under the acquisition method as part of the assets acquired or liabilities assumed, as appropriate. Differences from these estimates are recorded in the consolidated statements of comprehensive income in the period in which they are identified.

Goodwill

Goodwill

Goodwill represents the excess of the purchase price in a business combination over the fair value of tangible and identifiable intangible assets acquired less liabilities assumed. The Company performs an annual impairment test in the fourth quarter of each financial year or more frequently if impairment indicators are present. The Company operates in one operating segment and this segment comprises its only reporting unit.

For 2010, the Company performed the two-step annual impairment test and no impairment losses were identified. In quarter four of 2011, the Company adopted the guidance in ASU No. 2011-08, “Intangibles, Goodwill and Other (Topic 350), Testing Goodwill for Impairment” for its annual goodwill impairment test. In performing the 2011 and 2012 goodwill impairment tests, the Company assessed relevant qualitative factors to determine whether it is more likely than not that the fair value of its one reporting unit is less than its carrying amount. The qualitative factors AVG considered included, but were not limited to, general economic conditions, outlook for the software industry, the Company’s recent and forecasted financial performance and the fair value of the Company’s shares. After considering such factors, the Company concluded it is not more likely than not that the fair value of its reporting unit is less than its carrying amount and thus did not perform the two-step impairment test.

Intangible assets

Intangible assets

In connection with its acquisitions, the Company generally recognizes assets for customer relationships and developed technology, which consists of acquired product rights, technologies and databases. Finite-lived intangible assets are carried at cost less accumulated amortization. Such amortization is provided on a straight-line basis over the estimated useful lives of the respective assets, generally from two to five years. Amortization for developed technology is recognized in Cost of revenue. Amortization for customer relationships is recognized in sales and marketing.

In connection with software development costs, the Company recognizes assets for software programs to be used solely to meet the Company’s internal needs. The recognized assets concern the costs incurred during the application development stage for these software programs. Amortization is computed on a straight-line basis over the estimated useful lives generally between three to five years.

The Company assesses the impairment of identifiable intangible assets whenever events or changes in circumstances indicate that an asset’s carrying amount may not be recoverable. Recoverability of certain finite-lived intangible assets, particularly customer relationships, is measured by the comparison of the carrying amount of the asset group to which the assets are assigned to the sum of the undiscounted estimated future cash flows the asset group is expected to generate. If the asset is considered to be impaired, such amount is measured as the difference between the carrying amount of the asset and its fair value. Recoverability of developed technology is measured by the comparison of the carrying amount of the asset to the sum of undiscounted estimated future product revenues offset by estimated future costs to dispose of the product. If the asset is considered to be impaired, such amount is measured as the difference between the carrying amount of the asset and its fair value.

Investments

Investments

Debt securities are classified as held-to-maturity and carried at amortized cost as management has the positive intent and ability to hold them until maturity. Dividend and interest income from these securities shall be included in earnings. Management evaluates debt securities for other-than-temporary impairment (“OTTI”) in each reporting period and more frequently when economic or market conditions warrant such an evaluation. For securities in an unrealized loss position, management considers the extent and duration of the unrealized loss and the financial condition and near-term prospects of the issuer. Management also assesses whether it intends to sell, or it is more likely than not that it will be required to sell, a security in an unrealized loss position before recovery of its amortized cost basis. If either the criteria regarding intent or requirement to sell is met, the entire difference between amortized cost and fair value is recognized as impairment through earnings. For debt securities that do not meet the aforementioned criteria, the amount of impairment is split into two components as follows: i) OTTI related to credit loss, which is recognized in earnings and ii) OTTI related to other factors, which is recognized in other comprehensive income (loss).

Income taxes

Income taxes

The income tax expense for the period comprises current and deferred tax. Income tax is recognized in the consolidated statements of comprehensive income, except to the extent it relates to items recognized in other comprehensive income or directly in equity. The provision for income taxes is computed using the asset and liability method, under which deferred tax assets and liabilities are recognized for the expected future tax consequences of temporary differences between the financial reporting and tax bases of assets and liabilities and for operating loss and tax credit carry forwards in each jurisdiction in which the Company operates. Deferred tax assets and liabilities are measured using the currently enacted tax rates that apply to taxable income in effect for the years in which those tax assets are expected to be realized or settled. Unless otherwise disclosed, goodwill is not deductible for tax purposes. The Company records a valuation allowance to reduce deferred tax assets to the amount that is believed more likely than not to be realized.

Tax returns are subject to examination by various taxing authorities. Although the Company believes that adequate accruals have been made in each period for unsettled issues, additional benefits or expenses could occur in future years from resolution of outstanding matters. The Company records additional expenses each period relating to the expected interest and penalties it would be required to pay a tax authority if the Company does not prevail. Management continues to assess the Company’s potential tax liability and revises its estimates. The Company applies the authoritative guidance on income taxes that prescribes a minimum recognition threshold a tax position is required to meet before being recognized in the financial statements. It also provides guidance on derecognition, measurement, classification, interest and penalties, accounting in interim periods, disclosure and transition.

Share-based compensation

Share-based compensation

Compensation costs related to employee share option grants are based on the fair value of the options on the date of grant, net of estimated forfeitures. Compensation costs on share based awards with graded vesting are recognized on an accelerated basis as though each separately vesting portion of the award was, in substance, a separate award.

Liabilities with respect to cash-settled, share-based compensation are recognized as a liability and re-measured at each balance sheet date through the consolidated statement of comprehensive income.

Advertising costs

Advertising costs

Advertising costs are charged to operations as incurred, when service is received or goods are delivered, and include electronic and print advertising, trade shows, collateral production and all forms of direct marketing.

Research and development

Research and development

Research and development costs include salaries and benefits of researchers and engineers, supplies and other expenses incurred in research and development efforts. Costs incurred in the research phase of new software products are expensed as incurred. The Company expenses software development costs, including costs to develop software products to be marketed to external users, before technological feasibility of such products is reached. The Company has determined that technological feasibility was reached shortly before the release of those products and as a result, the development costs incurred after the establishment of technological feasibility and before the release of those products were not material, and accordingly, were expensed as incurred.

Employee benefit plan

Employee benefit plan

The Company maintains a defined contribution 401(k) retirement savings plan for its U.S. employees. Each participant in the 401(k) retirement savings plan may elect to contribute a percentage of his or her annual compensation up to a specified maximum amount allowed under U.S. Internal Revenue Service regulations. The Company matches employee contributions to a maximum of 4% of the participant annual compensation.

Termination benefits and other termination costs

Termination benefits and other termination costs

Contractual termination benefits are payable when employment is terminated due to an event specified in the provisions of a social/labor plan or statutory law. A liability is recognized when it is probable that employees will be entitled to the benefits and the amount can be estimated. One time termination benefits are payable when the Company offers, for a short period of time, additional benefits to employees electing voluntary termination, including early retirement. A liability is recognized when the Company is committed to make payments and the number of affected employees and the benefits received are known to both parties. Other involuntary termination benefits are payable when employment is terminated due to an event not specified in the provisions of a social/labor plan or statutory law. A liability is recognized when the Company is demonstrably committed to terminating the employment of current employees according to a detailed formal plan without possibility of withdrawal and can reasonably estimate such amount. Benefits falling due more than 12 months after the balance sheet date are discounted to present value.

Contract termination costs for a contract terminated before the end of its term are recognized when the Company terminates the contract in accordance with the contract terms. A liability for costs that will continue to be incurred under a contract for its remaining term without economic benefit to the entity is recognized at the cease-use date. Other costs associated with an exit or disposal activity are recognized when incurred, even if the costs are incremental to other operating costs.

Loss contingencies

Loss contingencies

The Company provides for contingent liabilities when (i) it is probable that an asset has been impaired or a liability has been incurred at the date of the financial statements and (ii) the amount of the loss can be reasonably estimated. Disclosure in the notes to the financial statements is required for loss contingencies that do not meet both these conditions if there is a reasonable possibility that a loss may have been incurred.

Financing costs

Financing costs

Financing costs include an original issue discount, financing arrangement fees and legal fees associated with the Company’s long-term debt. These costs are amortized over the life of the related debt using the effective interest method and are included in interest and finance costs. Amounts paid to lenders or required to be paid to third parties on the lender’s behalf are classified as a contra to debt.

Segment reporting

Segment reporting

Operating segments are defined as components of an enterprise for which separate financial information is available and is evaluated regularly by the chief operating decision maker, or decision making group, in deciding how to allocate resources and in assessing performance. The Company’s chief operating decision maker is the chief executive officer (“CEO”). The CEO reviews financial information presented on a consolidated basis for evaluating financial performance and allocating resources. There are no segment managers who are held accountable for operations below the consolidated financial statement level. Accordingly, the Company reports as a single reporting segment.

Earnings per share

Earnings per share

In accordance with Accounting Standards Codification (“ASC”) 260 “Earnings Per Share”, basic earnings available to ordinary shareholders per share is computed based on the weighted-average number of ordinary shares outstanding during each period. Diluted earnings available to ordinary shareholders per share is computed based on the weighted-average number of ordinary shares outstanding during each period, plus potential ordinary shares considered outstanding during the period, as long as the inclusion of such shares is not anti-dilutive. Potential ordinary shares consist of the incremental ordinary shares issuable upon the exercise of share options (using the treasury method), upon subscription of AVG shares by TuneUp former owners and upon the conversion of the Company’s Class D preferred shares.

The Company applied the two-class method when computing its earnings per share, which required that net income per share for each class of share (ordinary shares and preferred shares) be calculated assuming 100% of the Company’s net income is distributed as dividends to each class of share based on their contractual rights. Until the conversion date at the closing date of the IPO, the Class D Preferred shareholders had the right to participate with ordinary shareholders in dividends and unallocated income.

Share issuance costs

Share issuance costs

Direct costs incurred in obtaining capital by issuing shares, as well as costs incurred through contractual obligations for other offerings are deducted from the related proceeds and the net amount recorded as additional paid-in capital in the period when such shares are issued.

Treasury shares

Treasury shares

Treasury shares refer to the Company’s own outstanding shares that were reacquired by the Company. Treasury shares that were repurchased for purposes other than retirement, or whose ultimate disposition has not yet been decided, are recognized at cost and deducted from shareholders’ deficit. When the treasury shares are reissued, proceeds in excess of cost are credited to Additional paid-in capital. Any deficiency is charged to Retained earnings. Any ordinary shares that the Company holds in its own capital may not be voted and no dividends are allocated to the treasury shares.

Adopted accounting pronouncements

Adopted accounting pronouncements

Fair Value Measurement

In May 2011, the Financial Accounting Standards Board (“FASB”) issued new guidance related to Accounting Standards Codification (“ASC”) Topic 820, Fair Value Measurement: Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The new guidance results in a consistent definition of fair value and common requirements for measurement of and disclosure about fair value between U.S. GAAP and International Financial Reporting Standards (“IFRS”), changes some fair value measurement principles and requires additional disclosure. The Accounting Standards Update (“ASU”) was effective for interim and annual periods beginning on or after December 15, 2011. The adoption of this amendment in 2012 did not have a material effect on the presentation of our consolidated financial statements.

Comprehensive Income

In June 2011, the FASB issued ASU 2011-05, related to ASC Topic 220, Comprehensive Income: Presentation of Comprehensive Income and in December 2011 the FASB issued ASU 2011-12, Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in ASU 2011-05, which was effective from interim and annual periods beginning on or after December 15, 2011. These standards eliminate the previous option to report other comprehensive income and its components in the statement of shareholders’ deficit. The amendments in this update were early adopted by the Company in 2011 and did not have a material impact on the consolidated financial statements.

Testing indefinite-lived intangible assets for impairment

In July 2012, the FASB issued ASU 2012-02 related to ASC Topic 350, Intangibles – Goodwill and Other. The accounting standard update adds an optional qualitative assessment for determining whether an indefinite-lived intangible asset is impaired, similar to the goodwill guidance issued in ASU 2011-08. Companies have the option to first perform a qualitative assessment to determine whether it is more likely than not (a likelihood of more than 50%) that an indefinite-lived intangible asset is impaired. If a company determines that it is more likely than not that the fair value of such an asset exceeds its carrying amount, it would not need to calculate the fair value of the asset in that year. However, if a company concludes otherwise, it must perform the annual quantitative impairment test. The guidance was early adopted by the Company in 2012 and did not have a material impact on the consolidated financial statements given the immaterial carrying amount of indefinite-lived intangible assets.

Recent accounting pronouncements not adopted

Recent accounting pronouncements not adopted as of December 31, 2012

Disclosures about Offsetting Assets and Liabilities

In December 2011, the FASB issued ASU No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The standard requires disclosures to provide information to help reconcile differences in the offsetting requirements under U.S. GAAP and IFRS. The differences in the offsetting requirements account for a difference in the amounts presented in statements of financial position (balance sheets) prepared in accordance with U.S. GAAP and IFRS. The new disclosure requirements mandate that entities disclose both gross and net information about instruments and transactions eligible for offset in the statement of financial position, as well as instruments similar to a master netting arrangement. In addition, the standard requires disclosure of collateral received and posted in connection with master netting agreements or similar arrangements. The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The adoption of this amendment does not have a material impact on the presentation of our consolidated financial statements.

Technical corrections and improvements

In October 2012, the FASB issued ASU No. 2014-04, Technical Corrections and Improvements. This ASU makes certain technical corrections (i.e., relatively minor corrections and clarifications) and “conforming fair value amendments” to the FASB Accounting Standards Codification (the “Codification”). The new guidance will be effective for fiscal years beginning after December 15, 2012. We do not anticipate material impacts on our consolidated financial statements upon adoption.